Related-Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Advisory fee paid to related party	$ 15,000	$ 45,000	$ 60,000